Subsidiaries - Summary of Major Consolidated Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2026
Sony Interactive Entertainment Inc. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Interactive Entertainment Inc.
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Music Entertainment (Japan) Inc. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Music Entertainment (Japan) Inc.
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Corporation [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Corporation
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Global Manufacturing & Operations Corporation [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Global Manufacturing & Operations Corporation
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Network Communications Inc. [Member]
Disclosure of subsidiaries [line items]
Name of company	Sony Network Communications Inc.
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Marketing Inc. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Marketing Inc.
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Semiconductor Solutions Corporation [Member]
Disclosure of subsidiaries [line items]
Name of company	Sony Semiconductor Solutions Corporation
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Semiconductor Manufacturing Corporation [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Semiconductor Manufacturing Corporation
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Storage Media Corporation [Member]
Disclosure of subsidiaries [line items]
Name of company	Sony Storage Media Corporation
Country of incorporation/residence	Japan
Percentage owned	100.00%
Sony Corporation of America [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Corporation of America
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Interactive Entertainment LLC [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Interactive Entertainment LLC
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Music Entertainment [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Music Entertainment
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Music Publishing LLC [Member]
Disclosure of subsidiaries [line items]
Name of company	Sony Music Publishing LLC
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Pictures Entertainment Inc. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Pictures Entertainment Inc.
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Electronics Inc. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Electronics Inc.
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Capital Corporation [Member]
Disclosure of subsidiaries [line items]
Name of company	Sony Capital Corporation
Country of incorporation/residence	U.S.A.
Percentage owned	100.00%
Sony Interactive Entertainment Europe Limited [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Interactive Entertainment Europe Ltd.
Country of incorporation/residence	U.K.
Percentage owned	100.00%
Sony Europe B.V. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Europe B.V.
Country of incorporation/residence	U.K.
Percentage owned	100.00%
Sony Global Treasury Services Plc [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Global Treasury Services Plc
Country of incorporation/residence	U.K.
Percentage owned	100.00%
Sony Overseas Holding B.V. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Overseas Holding B.V.
Country of incorporation/residence	Netherlands
Percentage owned	100.00%
Sony (China) Limited [member]
Disclosure of subsidiaries [line items]
Name of company	Sony (China) Limited
Country of incorporation/residence	China
Percentage owned	100.00%
Sony EMCS (Malaysia) Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Name of company	Sony EMCS (Malaysia) Sdn. Bhd.
Country of incorporation/residence	Malaysia
Percentage owned	100.00%
Sony Electronics (Singapore) Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Name of company	Sony Electronics (Singapore) Pte. Ltd.
Country of incorporation/residence	Singapore
Percentage owned	100.00%